RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
RELATED PARTY TRANSACTIONS
5. RELATED PARTY TRANSACTIONS

We have one executive officer, Steve Rubakh, who is currently our only full-time employee and sole member of our Board of Directors. Mr. Rubakh is paid an annual salary established by the Board of Directors and is issued shares of Series B preferred stock for additional compensation. The number of shares issued, generally on a quarterly basis, is at the discretion of the Board of Directors.

The Board of Directors of the Company has set the current annual compensation for Steve Rubakh to include annual salary of $150,000 per year and the issuance of shares of Series B preferred stock as determined by the Board.  The Company recorded salary expense to Mr. Rubakh of $37,500 for the three months ended September 30, 2020 and 2019.  No shares of Series B preferred stock were issued to Mr. Rubakh during the three months ended September 30, 2020 and 2019.

Amounts due to related party, consisting of accrued salary to Mr. Rubakh, totaled $113,220 and $122,907 as of September 30, 2020 and 2019, respectively.

We have one executive officer, Steve Rubakh, who is currently our only full-time employee and sole member of our Board of Directors.Mr. Rubakh is paid an annual salary established by the Board of Directors and is issued shares of Series B preferred stock for additional compensation.The number of shares issued, generally on a quarterly basis, is at the discretion of the Board of Directors.

During the year ended June 30, 2020 and 2019, the Board of Directors authorized the issuance to Mr. Rubakh of 100,000 and 70,000 total shares of Series B convertible preferred stock, respectively. Stock-based compensation of $120,000 and $1,312,000 was recorded for the years ended June 30, 2020 and 2019, respectively, based on the market price of the Company’s common stock on an “as converted” basis.The stock-based compensation – related party is included in general and administrative expenses in the accompanying statements of operations.

The Board of Directors of the Company has set the current annual compensation for Steve Rubakh to include annual salary of $150,000 per year in addition to shares of Series B preferred stock.The Company recorded salary expense to Mr. Rubakh of $150,000 for the years ended June 30, 2020 and 2019.

In April 2019, Mr. Rubakh converted 30,000 shares of Series B preferred stock into 3,000,000 shares of common stock of the Company, recorded at the par value of the common stock issued.On February 27, 2020, Mr. Rubakh returned 3,000,000 shares of the Company’s common stock and was issued 30,000 shares of the Company’s Series B preferred stock which were previously surrendered in the April 2019 conversion.The common shares were canceled, and the transaction was recorded at the par value of the common and Series B preferred stock.

Amounts due to related party, consisting of accrued salary to Mr. Rubakh, totaled $122,907 and $69,854 as of June 30, 2020 and 2019, respectively.